Share-based compensation - Activity of service-based RSUs (Details) - Service-based RSUs	12 Months Ended
	Dec. 31, 2025 shares EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments shares $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Post-IPO Share Incentive Plan
Share-based compensation
Number of RSUs, at beginning period | EquityInstruments	96,834	660,540	110,463
Number of RSUs, granted (with a vesting period of 0 to 4 years) | EquityInstruments		357,500	762,510
Number of RSUs, vested | EquityInstruments	(30,547)	(914,999)	(208,558)
Number of RSUs, forfeited/expired | EquityInstruments	(36,259)	(6,207)	(3,875)
Number of RSUs, at end period | EquityInstruments	30,028	96,834	660,540
Number of RSUs, expected to vest at end period | EquityInstruments	30,028	79,325	639,362
Weighted average grant date fair value, at beginning period	$ 5.11	$ 2.07	$ 18.26
Weighted average grant date fair value, granted (with a vesting period of 0 to 4 years)		0.34	0.73
Weighted average grant date fair value, vested	0.43	0.96	5.32
Weighted average grant date fair value, forfeited/expired	11.99	18.24	24.25
Weighted average grant date fair value, at end period	1.36	5.11	2.07
Weighted average grant date fair value, expected to vest at end period	$ 1.36	$ 0.76	$ 1.12
Post-merger Share Incentive Plan
Share-based compensation
Number of RSUs, at beginning period | shares	0
Number of RSUs, granted (with a vesting period of 0 to 4 years) | shares	1,089,875
Number of RSUs, vested | shares	(868,062)
Number of RSUs, at end period | shares	221,813	0
Number of RSUs, expected to vest at end period | shares	221,813
Weighted average grant date fair value, at beginning period	$ 0
Weighted average grant date fair value, granted (with a vesting period of 0 to 4 years)	0.6
Weighted average grant date fair value, vested	0.66
Weighted average grant date fair value, at end period	0.35	$ 0
Weighted average grant date fair value, expected to vest at end period	$ 0.35
Minimum | Post-IPO Share Incentive Plan
Share-based compensation
Vesting period		0 years	0 years
Minimum | Post-merger Share Incentive Plan
Share-based compensation
Vesting period	0 years
Maximum | Post-IPO Share Incentive Plan
Share-based compensation
Vesting period		4 years	4 years
Maximum | Post-merger Share Incentive Plan
Share-based compensation
Vesting period	4 years